Share-Based Compensation - Stock Options that Remain Outstanding, by Exercise Price Range (Details)	12 Months Ended
	Mar. 31, 2024 shares $ / shares	Mar. 31, 2023 shares	Jun. 30, 2022 shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding (in shares)	1,186,824	672,150	427,928
Options Exercisable (in shares)	339,211
Exercise Price Range One
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted Average Remaining Life	3 years 11 months 23 days
Options outstanding (in shares)	961,539
Options Exercisable (in shares)	143,162
Exercise Price Range Two
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted Average Remaining Life	2 years 18 days
Options outstanding (in shares)	148,007
Options Exercisable (in shares)	118,771
Exercise Price Range Three
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted Average Remaining Life	1 year 8 months 23 days
Options outstanding (in shares)	73,195
Options Exercisable (in shares)	73,195
Exercise Price Range Four
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted Average Remaining Life	1 month 24 days
Options outstanding (in shares)	4,083
Options Exercisable (in shares)	4,083
Bottom of range | Exercise Price Range One
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price (CAD per share) | $ / shares	$ 7.60
Bottom of range | Exercise Price Range Two
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price (CAD per share) | $ / shares	82.20
Bottom of range | Exercise Price Range Three
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price (CAD per share) | $ / shares	385.20
Bottom of range | Exercise Price Range Four
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price (CAD per share) | $ / shares	1,008
Top of range | Exercise Price Range One
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price (CAD per share) | $ / shares	48.60
Top of range | Exercise Price Range Two
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price (CAD per share) | $ / shares	272.40
Top of range | Exercise Price Range Three
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price (CAD per share) | $ / shares	996.00
Top of range | Exercise Price Range Four
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price (CAD per share) | $ / shares	$ 1,563.6